Share-Based Compensation - Summary of Share Units (Restricted Share Units) (Parenthetical) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Restricted Share Units [Member] | Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 1.3	$ 0.9